Prepayments and Other Assets, Current and Non-Current (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Assets, Current and Non-Current [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31, 2024	December 31, 2023
Prepayments and other current assets
Due from suppliers (a)	1,654,688	254,597
Prepayments to suppliers(b)	$640,326	$1,021,007
Prepaid marketing and advertising expenses(c)	543,964	959,479
Loans to a third party(d)	500,000	500,051
Compensation receivable(e)	-	398,150
Tax recoverable	140,095	54,794
Others	246,195	98,501
	$3,725,268	$3,286,579
Less: provision of expected credit loss against other receivables	(1,654,688)	-
	$2,070,580	$3,286,579
Other non-current assets
Long-term deposits (f)	1,171,972	1,214,903
Others	21,781	50,066
	$1,193,753	$1,264,969
(a)

As of December 31, 2023, the balance represented the outstanding advertising service fees due from one supplier. To strengthen the supplier relationship, the Company assists the suppliers with online marketing campaigns to promote their products. The Company prepaid the advertising service fees to media, and charged the media cost from the suppliers. During the year of 2024, the prepaid balance was amortized to zero as the advertising service was completed.

As of December 31, 2024, the balance represented the promotion service fees due from a marketing service provider. During the year ended December 31, 2024, the Company prepaid promotion service fees to a marketing service provider, which assists the Company to launch marketing campaigns under one cosmetic brand name. In December 2024, the Company terminated cooperation with the cosmetic brand and cancelled the marketing campaigns. The Company assessed the collection from the marketing service provider and provided full credit losses against the balance.

(b)	The balances represented advances to suppliers for purchase of cosmetics and other beauty products.

(c)	The balances represented advances for purchase of online advertising services, which was generally amortized to selling and marketing expenses within three months.

(d)

As of December 31, 2024 and 2023, the balance represented loans advanced to one third party.

During the year ended December 31, 2024, the Company did not make loans to or collect loans from third parties, and the movement in the balance was due to change in exchange rates. As the Company had outstanding balances due to the third party, the Company expected to settle the outstanding balance within 12 months.

(e)	As of December 31, 2023, the Company had compensation receivable due from one supplier. The compensation receivable arose from quality issues of cosmetic products, and the supplier agreed to make cash compensation. During the year ended December 31, 2024, the Company wrote off the compensation receivable of $398,150 as it assessed that it was remote to collect the outstanding balance.

(f)	The long-term deposits represented deposits made to certain marketplaces on which the Company sells cosmetic products. The deposits are repayable upon termination of corporation with the marketplaces. Pursuant to the agreements with marketplaces, the corporation terms were generally ranged between two and three years.

Schedule of Movement of Expected Credit Losses Other Receivables

For the years ended December 31, 2024 and 2023, the movement of expected credit losses against other receivable is as the following:

	December 31, 2024	December 31, 2023
Opening balance	$-	$-
Provision of expected credit losses	2,076,661	-
Writing off other receivable	(398,150)	-
Foreign exchange adjustment	(23,823)	-
Ending balance	$1,654,688	$-

(a)

As of December 31, 2023, the balance represented the outstanding advertising service fees due from one supplier. To strengthen the supplier relationship, the Company assists the suppliers with online marketing campaigns to promote their products. The Company prepaid the advertising service fees to media, and charged the media cost from the suppliers. During the year of 2024, the prepaid balance was amortized to zero as the advertising service was completed.

As of December 31, 2024, the balance represented the promotion service fees due from a marketing service provider. During the year ended December 31, 2024, the Company prepaid promotion service fees to a marketing service provider, which assists the Company to launch marketing campaigns under one cosmetic brand name. In December 2024, the Company terminated cooperation with the cosmetic brand and cancelled the marketing campaigns. The Company assessed the collection from the marketing service provider and provided full credit losses against the balance.

(b)	The balances represented advances to suppliers for purchase of cosmetics and other beauty products.

(c)	The balances represented advances for purchase of online advertising services, which was generally amortized to selling and marketing expenses within three months.

(d)

As of December 31, 2024 and 2023, the balance represented loans advanced to one third party.

During the year ended December 31, 2024, the Company did not make loans to or collect loans from third parties, and the movement in the balance was due to change in exchange rates. As the Company had outstanding balances due to the third party, the Company expected to settle the outstanding balance within 12 months.

(e)	As of December 31, 2023, the Company had compensation receivable due from one supplier. The compensation receivable arose from quality issues of cosmetic products, and the supplier agreed to make cash compensation. During the year ended December 31, 2024, the Company wrote off the compensation receivable of $398,150 as it assessed that it was remote to collect the outstanding balance.

(f)	The long-term deposits represented deposits made to certain marketplaces on which the Company sells cosmetic products. The deposits are repayable upon termination of corporation with the marketplaces. Pursuant to the agreements with marketplaces, the corporation terms were generally ranged between two and three years.